Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates	12 Months Ended
Dec. 31, 2022
Consoles and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rate	15.00%
Consoles and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rate	20.00%
Computers and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rate	15.00%
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of annual depreciation rates [Line Items]
Annual depreciation rate description	Over the shorter of the related lease period or the useful lives of the asset